T. ROWE PRICE QM U.S. Value Equity Fund
September 30, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 2.8%
AT&T  18,575 502
Verizon Communications  11,313 611
1,113
Media 2.7%
Comcast, Class A  12,040 673
Fox, Class B  5,020 186
Interpublic Group  4,520 166
ViacomCBS, Class B  1,002 40
1,065
Total Communication Services 2,178
CONSUMER DISCRETIONARY 5.7%
Auto Components 0.4%
Magna International  2,117 159
159
Automobiles 1.5%
Ford Motor (1) 16,530 234
General Motors (1) 6,710 354
588
Distributors 0.7%
LKQ (1) 5,620 283
283
Hotels, Restaurants & Leisure 0.3%
Travel + Leisure  2,214 121
121
Household Durables 0.7%
PulteGroup  3,380 155
Whirlpool  635 130
285
Multiline Retail 1.0%
Kohl's  3,000 141
Target  1,100 252
393
Specialty Retail 1.1%
AutoZone (1) 169 287
Best Buy  975 103

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lowe's  290 59
449
Total Consumer Discretionary 2,278
CONSUMER STAPLES 7.1%
Beverages 0.2%
Molson Coors Beverage, Class B  1,595 74
74
Food & Staples Retailing 1.5%
Kroger  5,680 230
Walgreens Boots Alliance  2,380 112
Walmart  1,826 254
596
Food Products 2.6%
Conagra Brands  5,960 202
Ingredion  1,570 140
J M Smucker  1,785 214
Kraft Heinz  5,500 202
Tyson Foods, Class A  3,250 257
1,015
Household Products 0.5%
Kimberly-Clark  1,350 179
179
Tobacco 2.3%
Altria Group  7,235 329
Philip Morris International  6,030 572
901
Total Consumer Staples 2,765
ENERGY 5.8%
Energy Equipment & Services 0.2%
Halliburton  3,420 74
74
Oil, Gas & Consumable Fuels 5.6%
Chevron  5,649 573
ConocoPhillips  5,425 367
Devon Energy  6,820 242
EOG Resources  2,940 236
Exxon Mobil  9,227 543
HollyFrontier  2,470 82
Occidental Petroleum  3,320 98
Occidental Petroleum, Warrants, 8/3/27 (1) 425 5

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Valero Energy  1,059 75
2,221
Total Energy 2,295
FINANCIALS 22.5%
Banks 11.7%
Bank of America  22,770 967
Citigroup  6,620 465
Citizens Financial Group  5,995 282
Fifth Third Bancorp  7,588 322
JPMorgan Chase  7,478 1,224
KeyCorp  10,800 233
PNC Financial Services Group  1,352 265
Regions Financial  9,305 198
Wells Fargo  14,210 659
4,615
Capital Markets 3.0%
Goldman Sachs Group  1,244 470
Morgan Stanley  4,822 469
State Street  2,915 247
1,186
Consumer Finance 1.9%
Ally Financial  2,748 140
Capital One Financial  2,162 350
Discover Financial Services  1,968 242
732
Diversified Financial Services 0.6%
Equitable Holdings  7,700 228
228
Insurance 5.3%
Aflac  3,960 207
Allstate  2,340 298
American International Group  6,456 354
Everest Re Group  670 168
Hartford Financial Services Group  3,620 254
Lincoln National  730 50
MetLife  5,214 322
Prudential Financial  1,370 144
Travelers  1,850 281
2,078
Total Financials 8,839

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 17.2%
Biotechnology 2.3%
AbbVie  2,477 267
Amgen  964 205
Biogen (1) 435 123
Gilead Sciences  4,326 302
897
Health Care Equipment & Supplies 1.3%
Becton Dickinson & Company  1,390 341
Zimmer Biomet Holdings  1,235 181
522
Health Care Providers & Services 6.0%
Anthem  1,290 481
Cigna  1,877 376
CVS Health  5,741 487
HCA Healthcare  1,180 286
McKesson  1,255 250
UnitedHealth Group  650 254
Universal Health Services, Class B  1,590 220
2,354
Life Sciences Tools & Services 0.7%
PerkinElmer  1,690 293
293
Pharmaceuticals 6.9%
AstraZeneca, ADR  1,593 96
Bristol-Myers Squibb  8,380 496
Jazz Pharmaceuticals (1) 1,005 131
Johnson & Johnson  5,455 881
Merck  5,505 413
Organon  370 12
Pfizer  15,895 684
Viatris  1,127 15
2,728
Total Health Care 6,794
INDUSTRIALS & BUSINESS SERVICES 12.3%
Aerospace & Defense 2.9%
Boeing (1) 470 103
General Dynamics  1,380 271
L3Harris Technologies  1,300 286
Lockheed Martin  560 193
Textron  4,220 295
1,148

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.3%
United Parcel Service, Class B  670 122
122
Airlines 0.6%
Alaska Air Group (1) 1,760 103
Southwest Airlines (1) 2,240 115
218
Building Products 1.2%
Carlisle  1,050 208
Johnson Controls International  3,830 261
469
Electrical Equipment 0.7%
Emerson Electric  1,790 169
Regal Rexnord  651 98
267
Industrial Conglomerates 1.2%
General Electric  4,495 463
463
Machinery 2.4%
Allison Transmission Holdings  3,640 128
Cummins  1,147 258
Parker-Hannifin  800 224
Snap-on  860 180
Timken  2,190 143
933
Professional Services 1.0%
Leidos Holdings  1,800 173
ManpowerGroup  1,310 142
Nielsen Holdings  4,448 85
400
Road & Rail 1.6%
CSX  11,210 334
Union Pacific  1,430 280
614
Trading Companies & Distributors 0.4%
United Rentals (1) 490 172
172
Total Industrials & Business Services 4,806

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 8.8%
Communications Equipment 1.6%
Cisco Systems  11,688 636
636
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics (1) 1,620 182
182
IT Services 1.6%
Fiserv (1) 850 92
International Business Machines  2,630 365
Western Union  7,740 157
614
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials  1,000 129
Broadcom  440 213
Intel  10,915 581
Micron Technology  2,235 159
NXP Semiconductors  1,240 243
1,325
Software 1.3%
NCR (1) 1,450 56
Oracle  2,622 229
SS&C Technologies Holdings  3,370 234
519
Technology Hardware, Storage & Peripherals 0.4%
HP  5,830 160
160
Total Information Technology 3,436
MATERIALS 4.1%
Chemicals 2.0%
Celanese  804 121
CF Industries Holdings  4,390 245
Dow  3,540 204
Eastman Chemical  1,908 192
LyondellBasell Industries, Class A  467 44
806
Containers & Packaging 1.6%
Berry Global Group (1) 2,490 152
International Paper  4,640 259
Westrock  4,160 207
618

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.5%
Reliance Steel & Aluminum  1,520 216
216
Total Materials 1,640
REAL ESTATE 3.4%
Equity Real Estate Investment Trusts 3.4%
Apartment Income REIT, REIT  4,202 205
Equity Residential, REIT  3,150 255
Gaming & Leisure Properties, REIT  4,778 221
Mid-America Apartment Communities, REIT  1,470 275
Omega Healthcare Investors, REIT  5,650 169
Weyerhaeuser, REIT  5,590 199
Total Real Estate 1,324
UTILITIES 6.0%
Electric Utilities 4.0%
Entergy  2,809 279
Evergy  3,860 240
Exelon  8,463 409
NRG Energy  2,080 85
OGE Energy  4,500 148
Southern  6,430 399
1,560
Gas Utilities 0.6%
UGI  5,620 240
240
Independent Power & Renewable Electricity Producers 0.2%
Vistra  4,770 82
82
Multi-Utilities 1.2%
CenterPoint Energy  5,850 144
Public Service Enterprise Group  5,530 337
481
Total Utilities 2,363
Total Common Stocks (Cost $32,113) 38,718

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 0.05% (2)(3) 416,790 417
Total Short-Term Investments (Cost $417) 417
Total Investments in Securities 99.5%
(Cost $32,530) $ 39,135
Other Assets Less Liabilities 0.5% 206
Net Assets 100.0% $ 39,341
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 123 ¤ ¤ $ 417
T. Rowe Price Short-Term Fund,
0.07% 52 ¤ ¤ —
Total $ 417 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $417.

T. ROWE PRICE QM U.S. Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price QM U.S. Value Equity Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Value Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F201-054Q3 09/21